Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation and Summary Of Significant Accounting Policies (Textual)
Repurchase of CNIH common shares using restricted cash balances	30,000
Minimum percentage of business tax on invoiced value of services	5.00%
Maximum percentage of business tax on invoiced value of services	8.625%